Putnam Investments
One Post Office Square
Boston, MA 02109
April 4, 2007

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE: Putnam Investment Funds (File No. 33-56339) (811-07237) Post-Effective Amendment No.80, to
       Registration Statement on Form N-1A, on behalf of its Putnam Small Cap Value Fund series (the “Fund”).

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No.80 to the Fund’s Registration Statement on Form N-1A would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on March 29, 2007.

Comments or questions concerning this certificate may be directed to James F. Clark at 1-800-225-2465, ext. 18939.

Very truly yours,

Putnam Investment Funds

By:  /s/ Charles E. Porter
___________________________________
Charles E. Porter
Executive Vice President, Associate Treasurer
Principal Executive Officer and Compliance Liaison

cc: Ropes & Gray